EMPLOYEE BENEFITS (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
DEFINED CONTRIBUTION PLANS
Company's maximum contribution as percentage of employee's annual salary	7.00%
Pre-tax expense associated with defined contribution plan	$ 99,000,000	$ 103,000,000	$ 100,000,000
Maximum percentage of participant contributions eligible for employer contribution match, towards defined contribution plan	100.00%
Percentage of employer's contribution on employee's matching contribution	6.00%
Maximum annual IRS contribution up to which all employees are allowed to contribute	17,000
Non U.S. Pension Plans
DEFINED BENEFIT PLAN DISCLOSURE
Estimated employer contribution	91,000,000
Expected future benefit payments, net of participants' contributions
2012	45,000,000
2013	43,000,000
2014	44,000,000
2015	42,000,000
2016	45,000,000
2017-2021	266,000,000
U.S. Pension Plans
DEFINED BENEFIT PLAN DISCLOSURE
Estimated employer contribution	91,000,000
Expected future benefit payments, net of participants' contributions
2012	276,000,000
2013	292,000,000
2014	298,000,000
2015	304,000,000
2016	311,000,000
2017-2021	1,654,000,000
Non U.S. Postretirement Plans
Expected future benefit payments, net of participants' contributions
2012	1,000,000
2013	1,000,000
2014	1,000,000
2015	1,000,000
2016	1,000,000
2017-2021	8,000,000
U.S. Postretirement Plans
Expected future benefit payments, net of participants' contributions
2012	16,000,000
2013	16,000,000
2014	17,000,000
2015	17,000,000
2016	18,000,000
2017-2021	$ 104,000,000